Share Based Payments - Schedule of stock option arrangement (Details)	1 Months Ended
	Dec. 31, 2025 shares $ / shares	Sep. 30, 2025 $ / shares	Jun. 30, 2025 $ / shares	Mar. 31, 2025 $ / shares	Dec. 31, 2024 shares $ / shares	Sep. 30, 2024 $ / shares	Jun. 30, 2024 $ / shares	Apr. 30, 2024 $ / shares	Dec. 31, 2023 shares $ / shares	Oct. 31, 2023 $ / shares	Jul. 31, 2023 $ / shares	Apr. 30, 2023 $ / shares	Dec. 31, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 837.78	$ 717.61	$ 561.74	$ 596.99	$ 618.56	$ 535.95	$ 445.76	$ 396.30	$ 329.26	$ 485.01	$ 387.35	$ 370.34
Outstanding stock options (in shares) | shares	3,883,114				4,300,760				5,118,949				5,511,767
Belgian taxed beneficiaries | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Time period for beneficiaries to choose contractual term (in years)	5 years
Belgian taxed beneficiaries | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Time period for beneficiaries to choose contractual term (in years)	10 years
2024 | 2.87
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 2.87
Outstanding stock options (in shares) | shares	0				0				3,308
2024 | 4.64
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 4.64
Outstanding stock options (in shares) | shares	0				0				532
2024 | 8.43
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 8.43
Outstanding stock options (in shares) | shares	0				0				81,500
2024 | 133.35
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 133.35
Outstanding stock options (in shares) | shares	0				0				26,171
2024 | 159.51
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 159.51
Outstanding stock options (in shares) | shares	0				0				104,176
2025 | 13.44
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 13.44
Outstanding stock options (in shares) | shares	0				400				1,600
2025 | 11.13
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 11.13
Outstanding stock options (in shares) | shares	0				78,690				99,326
2025 | 140.45
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 140.45
Outstanding stock options (in shares) | shares	0				3,758				16,712
2025 | 230.48
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 230.48
Outstanding stock options (in shares) | shares	0				7,926				126,331
2025 | 235.26
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 235.26
Outstanding stock options (in shares) | shares	0				5,629				31,424
2025 | 290.93
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 290.93
Outstanding stock options (in shares) | shares	0				90,425				202,205
2025 | 363.31
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 363.31
Outstanding stock options (in shares) | shares	0				0				16,000
2026 | 13.48
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 13.48
Outstanding stock options (in shares) | shares	75,643				93,378				97,972
2026 | 13.37
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 13.37
Outstanding stock options (in shares) | shares	10,000				14,000				24,400
2026 | 16.61
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 16.61
Outstanding stock options (in shares) | shares	95,749				103,859				111,811
2026 | 275.42
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 275.42
Outstanding stock options (in shares) | shares	9,413				23,491				23,491
2026 | 299.74
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 299.74
Outstanding stock options (in shares) | shares	22,733				59,527				59,626
2026 | 304.91
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 304.91
Outstanding stock options (in shares) | shares	5,085				45,044				45,228
2026 | 363.31
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 363.31
Outstanding stock options (in shares) | shares	47,559				80,179				80,425
2027 | 21.63
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 21.63
Outstanding stock options (in shares) | shares	31,646				35,046				38,434
2027 | 24.87
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 24.87
Outstanding stock options (in shares) | shares	136,705				152,085				225,852
2027 | 331.94
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 331.94
Outstanding stock options (in shares) | shares	13,876				13,876				13,957
2027 | 420.06
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 420.06
Outstanding stock options (in shares) | shares	57,024				57,118				58,091
2027 | 432.99
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 432.99
Outstanding stock options (in shares) | shares	13,764				13,764				13,764
2027 | 422.53
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 422.53
Outstanding stock options (in shares) | shares	134,492				134,748				136,459
2028 | 94.96
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 94.96
Outstanding stock options (in shares) | shares	6,670				7,370				13,890
2028 | 101.43
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 101.43
Outstanding stock options (in shares) | shares	187,281				190,011				225,457
2028 | 400.32
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 400.32
Outstanding stock options (in shares) | shares	15,014				15,014				15,014
2028 | 417.60
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 417.60
Outstanding stock options (in shares) | shares	120,517				121,071				127,490
2028 | 541.21
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 541.21
Outstanding stock options (in shares) | shares	2,173				2,235				2,235
2028 | 350.97
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 350.97
Outstanding stock options (in shares) | shares	6,043				6,043				0
2029 | 133.35
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 133.35
Outstanding stock options (in shares) | shares	33,513				44,158				71,573
2029 | 159.51
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 159.51
Outstanding stock options (in shares) | shares	251,019				275,154				370,566
2029 | 430.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 430.17
Outstanding stock options (in shares) | shares	3,202				3,291				0
2029 | 489.27
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 489.27
Outstanding stock options (in shares) | shares	87,700				88,157				0
2029 | 562.47
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 562.47
Outstanding stock options (in shares) | shares	6,023				6,023				0
2029 | 699.60
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 699.60
Outstanding stock options (in shares) | shares	2,079				2,137				0
2030 | 140.45
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 140.45
Outstanding stock options (in shares) | shares	18,291				30,675				50,801
2030 | 230.48
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 230.48
Outstanding stock options (in shares) | shares	69,359				79,691				160,677
2030 | 235.26
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 235.26
Outstanding stock options (in shares) | shares	31,388				47,908				78,534
2030 | 290.93
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 290.93
Outstanding stock options (in shares) | shares	246,192				351,911				559,173
2030 | 648.60
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 648.60
Outstanding stock options (in shares) | shares	3,763				0				0
2030 | 563.18
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 563.18
Outstanding stock options (in shares) | shares	64,565				0				0
2030 | 718.16
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 718.16
Outstanding stock options (in shares) | shares	1,519				0				0
2031 | 275.42
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 275.42
Outstanding stock options (in shares) | shares	8,820				19,486				27,201
2031 | 299.74
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 299.74
Outstanding stock options (in shares) | shares	38,475				96,888				128,600
2031 | 304.91
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 304.91
Outstanding stock options (in shares) | shares	24,697				39,359				62,138
2031 | 363.31
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 363.31
Outstanding stock options (in shares) | shares	124,043				169,196				226,520
2032 | 331.94
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 331.94
Outstanding stock options (in shares) | shares	19,412				34,773				58,255
2032 | 420.06
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 420.06
Outstanding stock options (in shares) | shares	104,811				144,505				192,291
2032 | 432.99
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 432.99
Outstanding stock options (in shares) | shares	41,692				56,820				73,288
2032 | 422.53
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 422.53
Outstanding stock options (in shares) | shares	179,832				249,755				347,765
2033 | 400.32
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 400.32
Outstanding stock options (in shares) | shares	28,285				36,065				43,856
2033 | 417.60
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 417.60
Outstanding stock options (in shares) | shares	318,762				415,859				495,821
2033 | 541.21
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 541.21
Outstanding stock options (in shares) | shares	43,035				56,782				69,704
2033 | 350.97
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 350.97
Outstanding stock options (in shares) | shares	43,405				61,806				79,305
2034 | 430.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 430.17
Outstanding stock options (in shares) | shares	27,767				37,642				0
2034 | 489.27
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 489.27
Outstanding stock options (in shares) | shares	454,081				553,251				0
2034 | 562.47
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 562.47
Outstanding stock options (in shares) | shares	23,579				26,622				0
2034 | 699.60
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 699.60
Outstanding stock options (in shares) | shares	15,737				18,159				0
2035 | 648.60
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 648.60
Outstanding stock options (in shares) | shares	16,453				0				0
2035 | 563.18
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 563.18
Outstanding stock options (in shares) | shares	513,390				0				0
2035 | 718.16
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 718.16
Outstanding stock options (in shares) | shares	29,243				0				0
2030-2035 | 837.78
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options (in USD per share) | $ / shares	$ 837.78
Outstanding stock options (in shares) | shares	17,595				0				0